Invested Assets and Investment Income - Schedule of Carrying Values and Fair Values of Invested Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	$ 16,215	$ 15,965	$ 15,151
Debt securities	185,594	174,000
Public equities	19,179	21,545
Mortgages	48,363	44,742
Private placements	35,754	32,132
Policy loans	6,446	5,808
Loans to bank clients	1,793	1,737
Real estate	12,777	13,810
Total invested assets	353,664	334,222
Other invested assets	27,543	24,483
FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	1,080	439
Debt securities	107,425	96,785
Public equities	16,721	18,473
Total invested assets	187,409	178,096
AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	10,163	11,429
Debt securities	5,245	5,366
Public equities	2,458	3,072
Total invested assets	43,579	41,565
Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	4,972	4,097
Mortgages	48,363	44,742
Private placements	35,754	32,132
Policy loans	6,446	5,808
Loans to bank clients	1,793	1,737
Total invested assets	122,676	114,561
Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	16,215	15,965
Public equities	19,179	21,545
Mortgages	48,628	46,065
Private placements	36,103	34,581
Policy loans	6,446	5,808
Loans to bank clients	1,797	1,742
Total invested assets	356,217	339,488
Canadian government and agency [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	23,787	22,778
Canadian government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	16,445	17,886
Canadian government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	7,342	4,892
Canadian government and agency [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	23,787	22,778
U.S. government and agency [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	25,924	25,969
U.S. government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	11,934	12,497
U.S. government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	13,990	13,472
U.S. government and agency [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	25,924	25,969
Other government and agency [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	20,260	19,826
Other government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	16,159	16,838
Other government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	4,101	2,988
Other government and agency [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	20,260	19,826
Corporate [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	112,670	102,151
Corporate [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	107,425	96,785
Corporate [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	5,245	5,366
Corporate [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	112,670	102,151
Mortgage/asset-backed securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	2,953	3,276
Mortgage/asset-backed securities [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	2,774	3,018
Mortgage/asset-backed securities [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	179	258
Mortgage/asset-backed securities [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	2,953	3,276
Real estate own use property [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate	2,016	1,281
Real estate own use property [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate	2,016	1,281
Real estate own use property [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate	3,179	2,448
Investment property [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate	10,761	12,529
Investment property [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate	10,761	12,529
Investment property [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate	10,761	12,529
Alternative long-duration assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	23,438	20,730
Alternative long-duration assets [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	14,720	12,018
Alternative long-duration assets [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	101	88
Alternative long-duration assets [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	8,617	8,624
Alternative long-duration assets [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	24,211	21,053
Various other [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	4,105	3,753
Various other [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	151	142
Various other [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	3,954	3,611
Various other [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	$ 4,104	$ 3,752